Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2019
SUPPLEMENTAL CASH FLOW INFORMATION
Supplemental Cash Flow Information

11. SUPPLEMENTAL CASH FLOW INFORMATION

Changes in working capital for the year ended December 31, 2019 and 2018 are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2019	December 31, 2018	December 31, 2017
(Increase) decrease in accounts receivables	(126)	84	(162)
Decrease in prepaid expenses	3	19	46
Increase (decrease) in trade payables and accrued liabilities	134	(82)	21
Total changes in working capital	11	21	(95)

During the year ended December 31, 2019, the Company:

i)	transferred $3,860,656 from reserve to deficit;
ii)	recorded $171,444 the net change for accrued in exploration and evaluation expenditures;
iii)	paid $51,000 as non-cash consideration for exploration and evaluation expenditures;
iv)	recorded $88,987 of flow-through share premium liability.

During the year ended December 31, 2018, the Company:

i)	transferred $229,381 from reserve to deficit;
ii)	recorded $250,000 of share issuance costs in trade payables; and
iii)	recorded $186,304 in accrued exploration and evaluation expenditures.

During the year ended December 31, 2017, the Company:

i)	transferred $300,784 from reserve to deficit;
ii)	recorded $39,000 in fair value of options to share issuance costs;
iii)	recorded $61,682 in fair value of agent’s warrants to share issuance costs; and
iv)	recorded $767,404 in accrued exploration and evaluation expenditures.